INCOME TAX (Tables)	24 Months Ended
Dec. 31, 2014
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
December 31,	2014	2013
Current:
Federal	$191,137	$138,427
State	58,249	41,284
Foreign	78,494	105,634
Total	327,880	285,345

Deferred:
Federal	(3,501)	(4,347)
State	(910)	(1,130)
Total	(4,411)	(5,477)

Provision for income taxes	$323,469	$279,868

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31,	2014	2013
Current deferred income tax (liabilities) assets:
Depreciation and amortization	$(43,608)	$(48,019)
Total	$(43,608)	$(48,019)